ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Operating accrued liabilities	$196	$195
Accounts payable	108	118
Interest payable on borrowings	82	71
BEPC exchangeable shares distributions payable(1)	14	16
Current portion of lease liabilities	23	25
Other	50	27
	$473	$452
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.